Note 27 - Financial Instruments and Risks - Sensitivity Analysis of Financial Instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Fair value of hedging instruments	R$ 167.7
Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	95.8
Total cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	93.6
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(8.9)
Total expenses exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(1.3)
Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Total cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(13.1)
Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	28.2
Total debts exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	28.2
Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Total equity exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Total risk exposures [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	82.7
Sensitivity value level, adverse scenario	664.2
Sensitivity value level, remote scenario	1,328.6
Fair value of hedges and transactions, pro forma
Commodities hedge [member] | Commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	95.8
Sensitivity value level, probable scenario	(70.6)
Sensitivity value level, adverse scenario	(392.9)
Sensitivity value level, remote scenario	(881.7)
Commodities hedge [member] | Input purchase affecting the commodity risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	108.7
Sensitivity value level, adverse scenario	498.8
Sensitivity value level, remote scenario	1,093.5
Fair value of hedging instrument transactions, pro forma	(95.8)
Foreign currency exchange hedge [member] | Foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(2.2)
Sensitivity value level, probable scenario	(105.0)
Sensitivity value level, adverse scenario	(1,843.1)
Sensitivity value level, remote scenario	(3,684.0)
Foreign currency exchange hedge [member] | Input purchase that affects the foreign exchange risk portion of cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	105.0
Sensitivity value level, adverse scenario	1,843.1
Sensitivity value level, remote scenario	3,684.0
Fair value of hedging instrument transactions, pro forma	2.2
Foreign currency exchange hedge [member] | Foreign currency risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(16.8)
Sensitivity value level, adverse scenario	(153.8)
Sensitivity value level, remote scenario	(298.6)
Fair value of hedging instrument transactions, pro forma	(8.9)
Foreign currency exchange hedge [member] | Capex Purchase affecting the foreign currency exchange risk portion of the fixed assets exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	8.9
Sensitivity value level, probable scenario	16.8
Sensitivity value level, adverse scenario	153.8
Sensitivity value level, remote scenario	298.6
Foreign currency exchange hedge [member] | Total fixed asset exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions, pro forma
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(1.3)
Sensitivity value level, probable scenario	(3.4)
Sensitivity value level, adverse scenario	(45.7)
Sensitivity value level, remote scenario	(90.2)
Foreign currency exchange hedge [member] | Expenses that affect the foreign currency exchange risk portion of expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	3.4
Sensitivity value level, adverse scenario	45.7
Sensitivity value level, remote scenario	90.2
Fair value of hedging instrument transactions, pro forma	1.3
Foreign currency exchange hedge [member] | Total expenses exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions, pro forma
Foreign currency exchange hedge [member] | Foreign currency exchange risk portion of cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	(13.1)
Sensitivity value level, probable scenario	(37.5)
Sensitivity value level, adverse scenario	(341.4)
Sensitivity value level, remote scenario	(669.8)
Foreign currency exchange hedge [member] | Cash transaction affecting the foreign currency exchange risk portion of cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	37.5
Sensitivity value level, adverse scenario	341.4
Sensitivity value level, remote scenario	669.8
Fair value of hedging instrument transactions, pro forma	13.1
Foreign currency exchange hedge [member] | Foreign currency exchange portion of debt effects exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Foreign currency exchange hedge [member] | Cash transaction affecting the foreign currency exchange risk portion of debt exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	9.7
Sensitivity value level, adverse scenario	140.6
Sensitivity value level, remote scenario	281.3
Fair value of hedging instrument transactions, pro forma
Commodities and foreign exchange hedges [member] | Total cost exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	38.1
Sensitivity value level, adverse scenario	105.9
Sensitivity value level, remote scenario	211.8
Fair value of hedges and transactions, pro forma
Interest hedge [member] | Interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments
Sensitivity value level, probable scenario	(0.4)
Sensitivity value level, adverse scenario	(2.9)
Sensitivity value level, remote scenario	(3.4)
Interest hedge [member] | Interest revenue transaction affecting the interest rate risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	0.4
Sensitivity value level, adverse scenario	2.9
Sensitivity value level, remote scenario	3.4
Fair value of hedging instrument transactions, pro forma
Interest hedge [member] | Interest rate risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	28.2
Sensitivity value level, probable scenario	18.4
Sensitivity value level, adverse scenario	(131.5)
Sensitivity value level, remote scenario	(162.7)
Interest hedge [member] | Interest expenses affecting the interest rate portion of the debts exposure portion [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(18.4)
Sensitivity value level, adverse scenario	131.5
Sensitivity value level, remote scenario	162.7
Fair value of hedging instrument transactions, pro forma	(28.2)
Interest and foreign currency hedges [member] | Total cash exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario
Sensitivity value level, adverse scenario
Sensitivity value level, remote scenario
Fair value of hedges and transactions, pro forma
Interest and foreign currency hedges [member] | Total debts exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	9.7
Sensitivity value level, adverse scenario	140.6
Sensitivity value level, remote scenario	281.3
Fair value of hedges and transactions, pro forma
Equity instrument hedges [member] | Stock exchange price risk portion of the equity instrument exposure [member]
Statement Line Items [Line Items]
Fair value of hedging instruments	69.2
Sensitivity value level, probable scenario	54.3
Sensitivity value level, adverse scenario	(100.1)
Sensitivity value level, remote scenario	(269.3)
Equity instrument hedges [member] | Expenses that affect the equity instrument risk portion of equity exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	(19.4)
Sensitivity value level, adverse scenario	517.8
Sensitivity value level, remote scenario	1,104.8
Fair value of hedging instrument transactions, pro forma	(69.2)
Equity instrument hedges [member] | Total equity exposure [member]
Statement Line Items [Line Items]
Sensitivity value level, probable scenario	34.9
Sensitivity value level, adverse scenario	417.7
Sensitivity value level, remote scenario	835.5
Fair value of hedges and transactions, pro forma